SHAREHOLDERS’ EQUITY - Schedule of Fair Value of Net Proceeds (Details)	12 Months Ended
Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Annual dividend yield
Expected life (years)	3 years 6 months
Risk-free interest rate	1.01%
Expected volatility	152.16%